LOSS PER SHARE (Details 2) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share options.
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	1,374,050	2,506,300	1,562,850
Nonvested shares.
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	3,315,264	2,583,337	995,202